Investments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Investments [Line Items]
Amortized Cost	$ 21,360,914,400	$ 11,482,053,000
Fair Value	$ 21,508,598,400	11,549,149,400
Loans on non-accrual status, as a percent of total investments at amortized cost	0.1
Loans on non-accrual status, as a percent of total investments at fair value	0.1
Software and Services
Schedule of Investments [Line Items]
Amortized Cost	$ 4,696,255,400	2,468,993,900
Fair Value	4,725,434,100	2,483,602,500
Health Care Equipment and Services
Schedule of Investments [Line Items]
Amortized Cost	2,368,817,900	1,065,043,800
Fair Value	2,368,334,500	1,070,024,600
Commercial and Professional Services
Schedule of Investments [Line Items]
Amortized Cost	1,865,620,500	839,395,200
Fair Value	1,849,522,600	847,225,600
Investment Funds and Vehicles
Schedule of Investments [Line Items]
Amortized Cost	1,841,282,500	478,416,900
Fair Value	1,826,970,400	483,169,200
Capital Goods
Schedule of Investments [Line Items]
Amortized Cost	1,663,903,600	1,019,076,300
Fair Value	1,661,724,000	1,020,854,400
Consumer Services
Schedule of Investments [Line Items]
Amortized Cost		994,645,700
Fair Value		1,004,126,500
Sports, Media and Entertainment
Schedule of Investments [Line Items]
Amortized Cost	776,717,900	662,924,300
Fair Value	817,462,800	666,185,200
Pharmaceuticals, Biotechnology and Life Sciences
Schedule of Investments [Line Items]
Amortized Cost	656,406,200	547,352,200
Fair Value	665,524,700	548,098,500
Consumer Distribution and Retail
Schedule of Investments [Line Items]
Amortized Cost	631,418,900	307,292,600
Fair Value	634,669,100	312,991,500
Independent Power and Renewable Electricity Producers
Schedule of Investments [Line Items]
Amortized Cost	465,809,300	86,804,200
Fair Value	514,233,000	86,939,700
Materials
Schedule of Investments [Line Items]
Amortized Cost	370,039,800	267,311,200
Fair Value	$ 355,083,900	$ 262,069,900
Investments, At Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Composition, percent of fair value	100.00%	100.00%
Investments, At Fair Value | Industry Concentration Risk | Software and Services
Schedule of Investments [Line Items]
Composition, percent of fair value	22.00%	21.50%
Investments, At Fair Value | Industry Concentration Risk | Health Care Equipment and Services
Schedule of Investments [Line Items]
Composition, percent of fair value	11.00%	9.30%
Investments, At Fair Value | Industry Concentration Risk | Commercial and Professional Services
Schedule of Investments [Line Items]
Composition, percent of fair value	8.60%	7.30%
Investments, At Fair Value | Industry Concentration Risk | Investment Funds and Vehicles
Schedule of Investments [Line Items]
Composition, percent of fair value	8.50%	4.20%
Investments, At Fair Value | Industry Concentration Risk | Capital Goods
Schedule of Investments [Line Items]
Composition, percent of fair value	7.70%	8.80%
Investments, At Fair Value | Industry Concentration Risk | Financial Services
Schedule of Investments [Line Items]
Composition, percent of fair value	6.70%	6.70%
Investments, At Fair Value | Industry Concentration Risk | Consumer Services
Schedule of Investments [Line Items]
Composition, percent of fair value	6.00%	8.70%
Investments, At Fair Value | Industry Concentration Risk | Insurance
Schedule of Investments [Line Items]
Composition, percent of fair value	5.10%	6.30%
Investments, At Fair Value | Industry Concentration Risk | Sports, Media and Entertainment
Schedule of Investments [Line Items]
Composition, percent of fair value	3.80%	5.80%
Investments, At Fair Value | Industry Concentration Risk | Pharmaceuticals, Biotechnology and Life Sciences
Schedule of Investments [Line Items]
Composition, percent of fair value	3.10%	4.70%
Investments, At Fair Value | Industry Concentration Risk | Consumer Distribution and Retail
Schedule of Investments [Line Items]
Composition, percent of fair value	3.00%	2.70%
Investments, At Fair Value | Industry Concentration Risk | Independent Power and Renewable Electricity Producers
Schedule of Investments [Line Items]
Composition, percent of fair value	2.40%	0.70%
Investments, At Fair Value | Industry Concentration Risk | Energy
Schedule of Investments [Line Items]
Composition, percent of fair value	1.90%	1.30%
Investments, At Fair Value | Industry Concentration Risk | Transportation
Schedule of Investments [Line Items]
Composition, percent of fair value	1.70%	1.30%
Investments, At Fair Value | Industry Concentration Risk | Materials
Schedule of Investments [Line Items]
Composition, percent of fair value	1.70%	2.30%
Investments, At Fair Value | Industry Concentration Risk | Other
Schedule of Investments [Line Items]
Composition, percent of fair value	6.80%	8.40%
Investments, At Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Composition, percent of fair value	100.00%	100.00%
Investments, At Fair Value | Geographic Concentration Risk | United States
Schedule of Investments [Line Items]
Composition, percent of fair value	86.70%	90.30%
Investments, At Fair Value | Geographic Concentration Risk | Europe
Schedule of Investments [Line Items]
Composition, percent of fair value	7.50%	5.50%
Investments, At Fair Value | Geographic Concentration Risk | Bermuda/Cayman Islands
Schedule of Investments [Line Items]
Composition, percent of fair value	4.50%	2.90%
Investments, At Fair Value | Geographic Concentration Risk | Canada
Schedule of Investments [Line Items]
Composition, percent of fair value	1.30%	1.20%
Investments, At Fair Value | Geographic Concentration Risk | Other
Schedule of Investments [Line Items]
Composition, percent of fair value		0.10%
First lien senior secured loans
Schedule of Investments [Line Items]
Amortized Cost	$ 17,143,966,000	$ 10,092,681,000
Fair Value	17,160,266,000	10,130,307,000
Second lien senior secured loans
Schedule of Investments [Line Items]
Amortized Cost	430,463,000	157,058,000
Fair Value	429,160,000	158,500,000
Senior subordinated loans
Schedule of Investments [Line Items]
Amortized Cost	1,003,023,000	214,927,000
Fair Value	1,068,842,000	213,500,000
Corporate bonds
Schedule of Investments [Line Items]
Amortized Cost	97,600,000	64,700,000
Fair Value	99,063,000	65,312,000
Collateralized loan obligations
Schedule of Investments [Line Items]
Amortized Cost	1,081,583,000	366,165,000
Fair Value	1,051,264,000	370,985,000
Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized Cost	98,850,000	29,112,000
Fair Value	99,962,000	29,161,000
Private asset-backed investments
Schedule of Investments [Line Items]
Amortized Cost	289,022,000	209,600,000
Fair Value	300,947,000	208,357,000
Investments in joint ventures
Schedule of Investments [Line Items]
Amortized Cost	391,000,000
Fair Value	391,000,000
Preferred equity
Schedule of Investments [Line Items]
Amortized Cost	302,430,000	107,984,000
Fair Value	317,476,000	122,570,000
Other equity
Schedule of Investments [Line Items]
Amortized Cost	522,977,000	239,826,000
Fair Value	590,618,000	$ 250,457,000
Subordinated Certificates Of ADLP
Schedule of Investments [Line Items]
Amortized Cost	391,000,000
Fair Value	$ 391,000,000
Amortized Cost	13
Fair Value	13